 LIQUID CAPITAL INCOME TRUST -- FINANCIAL HIGHLIGHTS

 Data for each share outstanding throughout the period

                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED JULY 31,
                                         JANUARY 31,    ------------------------------------------------------------------------
                                             1998           1997           1996           1995           1994           1993
                                         ------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period            $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                          0.024          0.045          0.047          0.047          0.026          0.024
                                         ------------   ------------   ------------   ------------   ------------   ------------
 Total from Investment Operations               0.024          0.045          0.047          0.047          0.026          0.024
 LESS DISTRIBUTIONS:
 Distributions from Net Investment
   Income                                      (0.024)        (0.045)        (0.047)        (0.047)        (0.026)        (0.024)
                                         ------------   ------------   ------------   ------------   ------------   ------------
 Total Distributions                           (0.024)        (0.045)        (0.047)        (0.047)        (0.026)        (0.024)
Net Asset Value, End of Period                  $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
                                         ============   ============   ============   ============   ============   ============
RATIOS/SUPPLEMENTAL INFORMATION
 Expenses as a percentage of average
   daily net assets(1)                          0.85%(2)        0.94%         0.90%          0.87%          0.88%          0.83%
 Net investment income as a percentage
   of average daily net assets(1)               4.79%(2)        4.48%         4.69%          4.72%          2.62%          2.43%
Net Assets at end of period              $175,742,559   $185,185,738   $205,508,605   $247,385,884   $289,950,268   $335,030,422
                                         ============   ============   ============   ============   ============   ============

 (1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Trust.
 (2) Annualized basis.

 CARNEGIE GOVERNMENT SECURITIES TRUST -- FINANCIAL HIGHLIGHTS

 Data for each share outstanding throughout the period

                                         SIX MONTHS
                                            ENDED                              YEAR ENDED JULY 31,
                                         JANUARY 31,   -------------------------------------------------------------------
                                            1998          1997          1996          1995          1994          1993
                                         -----------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period           $1.00         $1.00         $1.00         $1.00         $1.00         $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                         0.023         0.042         0.045         0.044         0.024         0.022
                                         -----------   -----------   -----------   -----------   -----------   -----------
 Total from Investment Operations              0.023         0.042         0.045         0.044         0.024         0.022
 LESS DISTRIBUTIONS:
 Distributions from Net Investment
   Income                                     (0.023)       (0.042)       (0.045)       (0.044)       (0.024)       (0.022)
                                         -----------   -----------   -----------   -----------   -----------   -----------
 Total Distributions                          (0.023)       (0.042)       (0.045)       (0.044)       (0.024)       (0.022)
Net Asset Value, End of Period                 $1.00         $1.00         $1.00         $1.00         $1.00         $1.00
                                         ===========   ===========   ===========   ===========   ===========   ===========
RATIOS/SUPPLEMENTAL INFORMATION
 Expenses as a percentage of average
   daily net assets(1)                         0.98%(2)       1.11%        1.03%         1.06%         0.98%         0.87%
 Net investment income as a percentage
   of average daily net assets(1)              4.65%(2)       4.25%        4.50%         4.38%         2.37%         2.25%
Net Assets at end of period              $15,837,607   $12,440,409   $12,737,746   $14,424,876   $18,078,719   $25,364,240
                                         ===========   ===========   ===========   ===========   ===========   ===========

 (1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Trust.
 (2) Annualized basis.

 SEMI-ANNUAL MESSAGE FROM THE PRESIDENT:

Dear Fellow Shareholders:
     If investing really is the "Art of Anticipation" both art and anticipation were the winners for the six months ending January 31, 1998.
     With the exception of the crisis in Asia, and the turmoil in both the Middle East and the White House, the investment landscape remains benevolent. Our economy continues its expansionary trends, although in moderation, with both inflation and interest rates apparently heading lower.
     Carnegie Capital Management Co. continues to hold fast to the policy of investing in quality. Now, in our opinion, is not the time to "stretch" for yield.
     Thank you for your continued support of the Carnegie Funds Group. Please call or write with any comments or suggestions.
                                            Sincerely,

                                            /s/ George R. Mateyo

                                            George R. Mateyo
                                            President

CARNEGIE TAX FREE INCOME TRUST -- FINANCIAL HIGHLIGHTS
Data for each share outstanding throughout the period

                                        SIX MONTHS
                                           ENDED                               YEAR ENDED JULY 31,
                                        JANUARY 31,    --------------------------------------------------------------------
                                           1998           1997          1996          1995          1994           1993
                                       -------------   -----------   -----------   -----------   -----------   ------------
Net asset value, beginning of period          $1.00          $1.00         $1.00         $1.00         $1.00          $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                        0.014          0.027         0.029         0.029         0.018          0.019
                                       ------------    -----------   -----------   -----------   -----------   ------------
 Total from Investment Operations             0.014          0.027         0.029         0.029         0.018          0.019
 LESS DISTRIBUTIONS:
 Distributions from Net Investment
   Income                                    (0.014)        (0.027)       (0.029)       (0.029)       (0.018)        (0.019)
                                       ------------    -----------   -----------   -----------   -----------   ------------
 Total Distributions                         (0.014)        (0.027)       (0.029)       (0.029)       (0.018)        (0.019)

Net Asset Value, End of Period                $1.00          $1.00         $1.00         $1.00         $1.00          $1.00
                                       ============    ===========   ===========   ===========   ===========   ============
RATIOS/SUPPLEMENTAL INFORMATION
 Expenses as a percentage of average
   daily net assets(1)                        0.89%(2)       0.84%         0.80%         0.82%         0.77%          0.76%
 Net investment income as a
   percentage of average daily net
   assets(1)                                  2.87%(2)       2.74%         2.92%         2.86%         1.77%          1.88%
Net Assets at end of period             $21,780,058    $20,188,763   $25,266,098   $27,615,905   $31,640,760    $40,646,525
                                       ============    ===========   ===========   ===========   ===========   ============

(1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Trust.

(2) Annualized basis.

CARNEGIE TAX EXEMPT INCOME TRUST -- OHIO GENERAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS -- Data for each share outstanding throughout the period

                                        SIX MONTHS
                                           ENDED                               YEAR ENDED JULY 31,
                                        JANUARY 31,    -------------------------------------------------------------------
                                           1998           1997          1996          1995          1994          1993
                                       -------------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period          $9.66          $9.41         $9.46         $9.50         $9.87         $9.79
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income(2)                     0.240          0.484         0.514         0.556         0.549         0.559
 Net realized and unrealized
   gains/(losses) on securities        0.047.......    0.250......        (0.050)       (0.040)       (0.370)        0.080
                                       ------------    -----------   -----------   -----------   -----------   -----------
 Total from investment operations             0.287    0.734......         0.464         0.516         0.179         0.639
 LESS DISTRIBUTIONS:
 Distributions from net investment
   income                                    (0.240)        (0.484)       (0.514)       (0.556)       (0.549)       (0.559)
                                       ------------    -----------   -----------   -----------   -----------   -----------
 Total distributions                         (0.240)        (0.484)       (0.514)       (0.556)       (0.549)       (0.559)

Net Asset Value, End of Period                $9.71          $9.66         $9.41         $9.46         $9.50         $9.87
                                       ============    ===========   ===========   ===========   ===========   ===========
ANNUAL TOTAL RETURN                           6.10%          9.41%         4.98%         5.50%         1.82%         6.77%
                                       ============    ===========   ===========   ===========   ===========   ===========
RATIOS/SUPPLEMENTAL INFORMATION
 Net assets at end of period             $9,418,349    $10,283,205   $11,655,988   $11,448,521   $12,574,835   $18,669,199
 Expenses as a percentage of average
   daily net assets(1)(2)                     0.99%(3)       0.95%         0.88%         0.97%         0.93%         0.81%
 Net investment income as a
   percentage of average daily net
   assets(1)                                  5.00%(3)       5.12%         5.41%         5.95%         5.68%         5.81%
 Portfolio Turnover rate                         0%          3.88%        23.45%         8.77%        10.04%         4.98%

(1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Fund.

(2) During the periods indicated, the Fund did not make payments or made partial payments under their Distribution Expenses Plan and CCMC waived management fees. Net investment income for the Ohio General Municipal Fund would have been $.211 for the six months ended January 31, 1998, $.455, $.483, $528, $.520 and $.530, for the years ended July 31, 1997, 1996, 1995, 1994 and
    1993, respectively; had such Distribution Expense Plan payments been made and had such fees not been waived. Expenses as a percentage of average net assets would have been .795% for the six months ended January 31, 1998, 1.25%, 1.18%, 1.27%, 1.23% and 1.11%, for the same periods, respectively.

(3) Annualized basis.

                          LIQUID CAPITAL INCOME TRUST
                            STATEMENT OF NET ASSETS
                                JANUARY 31, 1998
                                  (UNAUDITED)

 PRINCIPAL                                                                   MATURITY DATES      VALUE
   AMOUNT                                                                        (1998)        (NOTE A)
 ---------                                                                   --------------    --------
               COMMERCIAL PAPER+ -- 5.1%
$  5,000,000   Abbott Laboratories Corp., 5.43%............................       2/12       $   4,992,458
   5,000,000   American Express Company, 5.43%.............................       3/2            4,978,883
   5,000,000   American Telephone and Telegraph Company, 5.44%.............       2/9            4,994,711
   5,000,000   BankAmerica Corp., 5.50%                                           2/4            4,998,472
   5,000,000   Bank One Corp., 5.48%.......................................       2/27           4,980,972
   8,000,000   Cargill Inc., 5.74%.........................................       2/6            7,994,898
   5,000,000   Coca-Cola Company, 5.41%....................................       3/5            4,976,707
   5,000,000   Ford Motor Credit Company, 5.44%............................       2/19           4,987,156
   7,000,000   General Electric Company, 5.41%.............................       3/2            6,970,545
   5,000,000   International Lease Finance Corp., 5,41%....................       3/23           4,963,182
   5,000,000   Lucent Technologies Inc., 5.46%.............................       2/23           4,984,075
   5,000,000   Merrill Lynch & Company, 5.46%..............................       3/13           4,970,425
   5,000,000   National City Corp., 5.47%..................................       2/24           4,983,286
   5,000,000   Northern Illinois Gas Company, 5.45%........................       2/12           4,992,431
   5,000,000   Pitney Bowes Credit Corp., 5.53%............................       2/5            4,997,696
   5,000,000   Transamerica Finance Corp., 5.45%...........................       3/2            4,978,806
   5,000,000   Walt Disney Company, 5.40%..................................       3/3            4,978,250
                                                                                             -------------
               TOTAL COMMERCIAL PAPER (Cost $89,722,953)...................                     89,722,953
                                                                                             -------------
               U.S. GOVERNMENT INTEREST BEARING AND AGENCIES -- 35.7%
   6,000,000   Federal Agricultural Mortgage Association, 5.39%............       2/20           5,983,830
   7,000,000   Federal Farm Credit Bank, 5.62%.............................       4/1            7,033,876
   5,000,000   Federal Home Loan Bank, 5.43%...............................       2/25           4,982,654
  19,000,000   Federal Home Loan Mortgage Corp., 5.35-5.41%................    2/12-3/17        18,927,874
  26,000,000   Federal National Mortgage Association, 5.32-5.39%...........    2/10-4/13        25,880,758
                                                                                             -------------
               TOTAL U.S. GOVERNMENT INTEREST BEARING AND AGENCIES
               (Cost $62,808,992)..........................................                     62,808,992
                                                                                             -------------
               REPURCHASE AGREEMENTS -- 13.2%
  23,243,000   Merrill Lynch Government Securities, Inc. 5.50%;
               Collateralized by $23,245,000 Federal Home Loan Bank, 5.91%
               due 11/05/99 (repurchase proceeds $23,253,653)..............       2/2           23,243,000
                                                                                             -------------
               TOTAL INVESTMENTS -- 100% (Cost $175,774,946)...............                    175,774,946
               OTHER ASSETS LESS LIABILITIES...............................                        (32,387)
                                                                                             -------------
               NET ASSETS -- 100.0% -- equivalent to $1.00 per share for
               175,742,559 outstanding Capital Shares in the Trust, $.10
               par value (unlimited number of shares authorized) -- NOTE
               E...........................................................                  $ 175,742,559
                                                                                             =============

+ At January 31, 1998, investments in commercial paper are diversified among several industries with no significant concentration. At the time of purchase, all commercial paper investments are rated A-1 by S&P or P-1 by Moody's Rating Services.

                             STATEMENT OF OPERATIONS
                    FOR THE SIX MONTHS ENDED JANUARY 31, 1998
                                   (UNAUDITED)

INTEREST INCOME.............................................                     $  7,354,408

EXPENSES -- NOTE B
 Management fees............................................    $    660,742
 Custodian and transfer agent fees..........................         273,288
 Registration and filing fees...............................          52,065
 Printing...................................................          45,262
 Postage....................................................          23,750
 Professional fees..........................................          22,706
 Trustees' fees.............................................          12,000
 Insurance expense..........................................           8,695
 Miscellaneous..............................................           6,179        1,104,687
                                                                ------------     ------------
INVESTMENT INCOME -- NET....................................                     $  6,249,721
                                                                                 ============

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED    YEAR ENDED
                                                              JANUARY 31, 1998   JULY 31, 1997
                                                              ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS -- NOTE E
 Operations:
   Investment income -- net.................................    $  6,249,721     $  8,808,056
 Distributions to shareholders from net investment income...      (6,249,721)      (8,808,056)
 Capital share transactions -- net..........................      (9,443,179)     (20,322,867)
                                                                ------------     ------------
      Total decrease in net assets..........................      (9,443,179)     (20,322,867)

NET ASSETS
 Beginning of period........................................     185,185,738      205,508,605
                                                                ------------     ------------
 End of period..............................................    $175,742,559     $185,185,738
                                                                ============     ============

See Notes to Financial Statements.

                      CARNEGIE GOVERNMENT SECURITIES TRUST
                            STATEMENT OF NET ASSETS
                                JANUARY 31, 1998
                                  (UNAUDITED)

PRINCIPAL                                                                         MATURITY              VALUE
  AMOUNT                                                                        DATES (1998)           (NOTE A)
---------                                                                       ------------           --------
             U.S. GOVERNMENT AGENCIES -- 91.1%
$2,000,000   Federal Farm Credit Bank, 5.33-5.39%.............................   2/20-4/2              $ 1,988,570
 1,000,000   Federal Home Loan Bank, 5.43%....................................     2/25                    996,531
 9,000,000   Federal Home Loan Mortgage Corp., 5.28-5.41%.....................   2/12-3/20               8,959,586
 2,500,000   Federal National Mortgage Association, 5.35-5.39%................   2/10-2/26               2,493,452
                                                                                                       -----------
             TOTAL U.S. GOVERNMENT AGENCIES
               (Cost $14,438,139).............................................                          14,438,139
                                                                                                       -----------

             REPURCHASE AGREEMENTS -- 8.9%
 1,404,000   Merrill Lynch Government Securities, Inc., 5.91%; Collateralized
               by $1,405,000.00 Federal Home Loan Mortgage Corp., 5.50% due
               11/05/99
               (repurchase proceeds $1,404,644)...............................      2/2                  1,404,000
                                                                                                       -----------

             TOTAL INVESTMENTS -- 100.0%
               (Cost $15,842,139).............................................                          15,842,139
             OTHER ASSETS LESS LIABILITIES....................................                              (4,532)
                                                                                                       -----------

             NET ASSETS -- 100.0% -- equivalent to $1.00 per share for
               15,837,607 outstanding Capital Shares in the Trust, $.10 par
               value (unlimited number of shares authorized) -- NOTE E........                         $15,837,607
                                                                                                       ===========

                      CARNEGIE GOVERNMENT SECURITIES TRUST
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED JANUARY 31, 1998
                                  (UNAUDITED)

INTEREST INCOME...............................................................    $395,126
EXPENSES -- NOTE B
  Management fees.............................................................                             $35,598
  Custodian and transfer agent fees...........................................                              12,974
  Professional fees...........................................................                               4,671
  Registration and filing fees................................................                               4,625
  Trustees' fees..............................................................                               4,000
  Printing....................................................................                               3,187
  Postage.....................................................................                               1,546
  Insurance expense...........................................................                                 740
  Miscellaneous...............................................................       1,473                  68,814
                                                                                  --------                --------
INVESTMENT INCOME -- NET......................................................                            $326,312
                                                                                                          ========

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                                JANUARY 31, 1998     JULY 31, 1997
                                                                                ----------------     -------------
INCREASE (DECREASE) IN NET ASSETS -- NOTE E
  Operations:
    Investment income -- net................................                     $   326,312         $     523,418
  Distributions to shareholders from net
    investment income.......................................                        (326,312)             (523,418)
  Capital share transactions -- net.........................                       3,397,198              (297,337)
                                                                                 -----------         -------------
        Total increase (decrease) in net assets.............                       3,397,198              (297,337)
NET ASSETS
  Beginning of period.......................................                      12,440,409            12,737,746
                                                                                 -----------         -------------
  End of period.............................................                     $15,837,607         $  12,440,409
                                                                                 ===========         =============

See Notes to Financial Statements.

                         CARNEGIE TAX FREE INCOME TRUST
                            STATEMENT OF NET ASSETS+
                                JANUARY 31, 1998
                                  (UNAUDITED)

PRINCIPAL                                                                               VALUE
  AMOUNT                                                                   RATING*    (NOTE A)
---------                                                                  -------    --------
             MUNICIPAL SECURITIES -- 99.3%
             ALABAMA -- 8.7%
$  200,000   Alabama Special Care Facility Variable Rate Demand Revenue
             Bonds 3.55%, 2/4/98.........................................    Aaa     $   200,000
 1,000,000   Birmingham Baptist Medical Center Variable Rate Demand
             Revenue Bonds 4.5%, 2/4/98..................................    Aa3       1,000,000
   700,000   Columbia Industrial Development Brd. Pollution Control
             Variable Rate Demand Revenue Bonds 3.70%, 2/2/98............    A2          700,000
             ARIZONA -- 6.9%
 1,000,000   Arizona Health Facilities Authority Variable Rate Demand
             Revenue Bonds 3.55%, 2/4/98.................................    Aaa       1,000,000
   500,000   Pima County Variable Rate Demand Industrial Development
             Revenue Bonds 3.55%, 2/4/98.................................    NR          500,000
             DELAWARE -- 3.7%
   500,000   Delaware State Economic Development Authority Demand Revenue
             Bonds 3.60%, 2/4/98.........................................    A2          500,000
   300,000   Wilmington Hospital Franciscan Health System Variable Rate
             Demand Revenue Bonds 3.70%, 2/2/98..........................    AAA         300,000
             GEORGIA -- 1.4%
   300,000   Burke County Pollution Control Variable Rate Demand Revenue
             Bonds 3.70%, 2/2/98.........................................    A1          300,000
             HAWAII -- 4.6%
1,000,000..  Hawaii Housing Finance Variable Rate Demand Revenue Bonds
             4.00%, 2/4/98...............................................    A2        1,000,000
             ILLINOIS -- 12.4%
   900,000   Illinois Health Facilities SSM Health Care Variable Rate
             Demand Revenue Bonds 3.60%, 2/4/98..........................    Aaa         900,000
   800,000   Illinois Health Facilities Swedish Covenant Variable Rate
             Demand Revenue Bonds 3.60%, 2/4/98..........................    Aaa         800,000
 1,000,000   Saint Charles Industrial Development Pier 1 Imports Variable
             Rate Demand Revenue Bonds 3.60%, 2/4/98.....................    AA        1,000,000
             LOUISIANA -- 4.6%
 1,000,000   Delhi Louisiana Industrial Development Variable Rate Demand
             Revenue Bonds 3.60%, 2/4/98.................................    A1        1,000,000
             MARYLAND -- 4.6%
 1,000,000   Montgomery County Housing Opportunity Variable Rate Demand
             Revenue Bonds 3.60%, 2/4/98.................................    Aa2       1,000,000
             MICHIGAN -- 3.7%
   800,000   Michigan State Hospital Finance Authority Variable Rate
             Demand Revenue Bonds 3.60%, 2/4/98..........................    A1          800,000
             NEW YORK -- 6.4%
   500,000   New York State Energy Research Variable Rate Demand Revenue
             Bonds 3.60%, 2/2/98.........................................    Aa1         500,000
   900,000   New York State Medical Care Facilities Variable Rate Demand
             Revenue Bonds 3.45%, 2/4/98.................................    Aa2         900,000
             OHIO -- 12.4%
   400,000   Cuyahoga County Variable Rate Hospital Demand Revenue Bonds
             4.05%, 2/2/98...............................................    A1          400,000
   500,000   Hamilton County Health System Variable Note Demand Revenue
             Bonds 3.85%, 2/2/98.........................................    A1          500,000
   600,000   Hamilton County Health System Variable Rate Demand Revenue
             Bonds 3.60%, 2/4/98.........................................    Aa2         600,000
   200,000   Muskingum County Variable Rate Demand Industrial Development
             Revenue Bonds 3.90%, 2/4/98.................................    Aa2         200,000
 1,000,000   Ohio State Environmental Improvement Variable Rate Demand
             Revenue Bonds 3.90%, 2/4/98.................................    A1        1,000,000

See Notes to Financial Statements.

                         CARNEGIE TAX FREE INCOME TRUST
                     STATEMENT OF NET ASSETS+ -- CONTINUED
                                JANUARY 31, 1998
                                  (UNAUDITED)

PRINCIPAL                                                                               VALUE
  AMOUNT                                                                   RATING*    (NOTE A)
---------                                                                  -------    --------
             OREGON -- 3.2%
$  700,000   Port of Portland Pollution Control Variable Rate Demand
             Revenue Bonds 3.70%, 2/2/98.................................    Aa3     $   700,000
             PENNSYLVANIA -- 4.1%
   700,000   Delaware County Variable Rate Industrial Development Demand
             Revenue Bonds 3.65%, 2/2/98.................................    Aaa         700,000
   200,000   Franciscan Health System Variable Rate Demand Revenue Bonds
             3.65%, 2/2/98...............................................    AAA         200,000
             SOUTH CAROLINA -- .5%
   100,000   South Carolina Economic Development Authority Variable Rate
             Demand Revenue Bonds 3.70%, 2/2/98..........................    Aa2         100,000
             TEXAS -- 13.4%
   500,000   Bexar County Housing Finance Variable Rate Demand Revenue
             Bonds 3.75%, 2/4/98.........................................    AA+         500,000
   500,000   Grapevine Texas Industrial Development Corporation Variable
             Rate Demand Revenue Bonds 3.70%, 2/2/98.....................    Aa1         500,000
 1,000,000   Harris County Texas Flood Control General Obligation Bonds
             5.0%, 10/1/98...............................................    Aa2       1,026,490
   400,000   Lone Star Texas Airport Variable Rate Demand Revenue Bonds
             3.70%, 2/2/98...............................................   VMIG1        400,000
   500,000   Lower Neches Valley Authority Variable Rate Demand Revenue
             Bonds 3.55%, 2/4/98.........................................    Aa2         500,000
             VIRGINIA -- 1.4%
   400,000   Fairfax County Industrial Development Authority Variable
             Rate Demand Revenue Bonds 3.50%, 2/4/98.....................    Aa2         300,000
             WASHINGTON -- 4.6%
 1,000,000   Yakima County Washington Bond Application Notes 4.125%,
             9/1/98                                                         MIG1       1,002,420
             WISCONSIN -- 2.7%
   600,000   Wisconsin Health Facilities Variable Rate Demand Revenue
             Bonds 3.55%, 2/4/98.........................................    Aaa         600,000
                                                                                     -----------
             TOTAL INVESTMENTS -- 99.3% (Cost $21,628,910)...............             21,628,910
             OTHER ASSETS LESS LIABILITIES -- .7%........................                151,148
                                                                                     -----------
             NET ASSETS -- 100% -- equivalent to $1.00 per share for
             21,780,058 outstanding Capital Shares in the Trust, $.10 par
             value (unlimited number of shares authorized) -- Note E.....            $21,780,058
                                                                                     ===========

+ Floating Rate Demand Notes (F.R.D.N.) and Floating Rate Participation
  Certificates (F.R.P.C.) are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Variable Rate Demand Notes (V.R.D.N.) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.

* All ratings are stated as of January 31, 1998 by Moody's Investor Services, Inc. or Standard and Poor's. The unrated municipal obligations are considered by the Trust's investment adviser, Carnegie Capital Management Company, to have characteristics and quality comparable to the rated municipal obligations purchased by the Fund, and are in accordance with policies established by the Board of Trustees.

See Notes to Financial Statements.

                         CARNEGIE TAX FREE INCOME TRUST
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED JANUARY 31, 1998
                                  (UNAUDITED)

INTEREST INCOME.............................................            $388,623
EXPENSES -- NOTE B
  Management fees...........................................  $52,415
  Custodian and transfer fees...............................   10,816
  Registration and filing fees..............................    9,250
  Professional fees.........................................    6,165
  Printing..................................................    4,625
  Trustees' fees............................................    4,000
  Postage...................................................    1,480
  Insurance Expense.........................................    1,295
  Miscellaneous.............................................    1,736     91,782
                                                              -------   --------
INVESTMENT INCOME -- NET....................................            $296,841
                                                                        ========

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS
                                                                 ENDED      YEAR ENDED
                                                              JANUARY 31,    JULY 31,
                                                                 1998          1997
                                                              -----------   -----------
INCREASE (DECREASE) IN NET ASSETS -- NOTE E
  Operations:
    Investment income -- net................................  $   296,841   $   612,577
  Distributions to shareholders from net
    investment income.......................................     (296,841)     (612,577)
  Capital share transactions -- net.........................    1,591,295    (5,077,335)
                                                              -----------   -----------
         Total increase/(decrease) in net assets............    1,591,295    (5,077,335)
NET ASSETS
  Beginning of period.......................................   20,188,763    25,266,098
                                                              -----------   -----------
  End of period.............................................  $21,780,058   $20,188,763
                                                              ===========   ===========

See Notes to Financial Statements.

                        CARNEGIE TAX EXEMPT INCOME TRUST
                          OHIO GENERAL MUNICIPAL FUND

                  STATEMENT OF NET ASSETS -- JANUARY 31, 1998
                                  (UNAUDITED)

PRINCIPAL                                                                               VALUE
 AMOUNT                                                                    RATING*    (NOTE A)
---------                                                                  -------   -----------
            MUNICIPAL BONDS -- 96.7%
            Columbus Citation Housing Corp. Revenue Bonds 7.63%,
$750,000    1/1/2022....................................................     AA      $   919,832
            Cuyahoga Cnty. University Hosp. Revenue Refunding &
 400,000    Improvement 5.63%, 1/15/2026................................     AAA         415,124
            Cuyahoga Cnty. Meridia Hlth. Care Sys. Revenue Bonds 7.00%,
 500,000    8/15/2006...................................................     AAA         543,705
            Dublin Ohio City Sch Dist. General Obligation Bonds 6.20%,
 500,000    12/1/2019...................................................     AAA         557,330
            Franklin Cnty. Hosp. Revenue Refunding & Improvement
 800,000    Riverside 7.60%, 5/15/2020..................................     AAA         660,266
            Franklin Cnty. Riverside Hosp. Revenue Bonds 7.25%,
 200,000    5/15/2020...................................................     AAA         218,568
 200,000    Hamilton Cnty. General Obligation Bonds 5.10%, 12/1/2013....     NR          203,606
            Hamilton Cnty. Bethesda Hosp. Revenue Bonds 7.00%,
 850,000    1/1/2009....................................................      A          885,711
            Mahoning Cnty. Sanitary Sewer Sys. Revenue Bonds 7.50%,
 450,000    2/1/2009....................................................     AAA         485,345
            Mahoning Cnty. Western Reserve Care Sys. Revenue Bonds
 500,000    5.38%, 10/15/2015...........................................     AAA         531,238
 500,000    Ohio Capital Corp. Housing Revenue Bonds 7.60%, 11/1/2023...     AAA         525,492
            Ohio Housing Finance Agency Revenue Bonds 7.05% -7.40%,
 396,000    9/1/2015 - 9/1/2016.........................................     AAA         417,883
            Ohio State Higher Ed. Oberlin College Revenue Bonds 7.10%,
 120,000    10/1/2012...................................................     NR          128,836
            Ohio State Water Dev. Auth. Ref. & Impt. Revenue Bonds
 500,000    5.50%, 12/1/2018............................................     AAA         513,415
 250,000    Parma Community Hospital Revenue Bonds 7.13%, 11/15/2013....     AAA         260,382
 500,000    Richland Cnty. General Obligation Bonds 5.40%, 12/1/2015....     AAA         520,085
            Rural Lorain Water Auth. Ref. & Impt. Revenue Bonds 5.45%,
 150,000    10/1/2018...................................................     AAA         154,053
 500,000    Stark Cnty. General Obligation Bonds 5.70%, 11/15/2017......     AAA         521,988
            University Heights B General Obligation Bonds 6.20%,
 145,000    12/1/2014...................................................     NR          157,533
 500,000    Washington Water Sys. Revenue Bonds 5.38%, 12/1/2019........     AAA         508,539
                                                                                     -----------
            TOTAL MUNICIPAL BONDS -- (COST $8,539,155)..................               9,108,930
                                                                                     -----------
            SHORT-TERM TAX EXEMPT INVESTMENTS -- 1.1%
            Delaware County Ind'l Dev. PA Airport Variable Rate Demand
 100,000    Revenue Bonds 3.65%, 2/2/98.................................     AAA         100,000
                                                                                     -----------
            TOTAL SHORT-TERM TAX EXEMPT INVESTMENTS (COST $100,000).....                 100,000
                                                                                     -----------
            TOTAL INVESTMENTS -- 97.8% (COST $8,639,155)................               9,208,930
            OTHER ASSETS LESS LIABILITIES -- 2.2%.......................                 209,420
                                                                                     -----------
            NET ASSETS -- 100%..........................................             $ 9,418,349
                                                                                     ===========
            NET ASSET VALUE PER SHARE...................................             $      9.71
                                                                                     ===========
            SHARES OUTSTANDING (unlimited number of shares authorized;
            $.10 par value) -- NOTE C...................................                 970,113
                                                                                     ===========
            MAXIMUM OFFERING PRICE PER SHARE (net asset value plus 4.71%
            of net amount invested or 4.5% of the offering price).......             $     10.17
                                                                                     ===========
            NET ASSETS, AS OF JANUARY 31, 1998, ARE COMPRISED OF THE
            FOLLOWING:
            Aggregate paid in capital...................................             $ 9,392,109
            Accumulated undistributed net realized losses...............                (543,535)
            Unrealized appreciation of investments -- net...............                 569,775
                                                                                     -----------
                                                                                     $ 9,418,349
                                                                                     ===========
* All ratings are stated as of January 31, 1998 by Moody's Investor Services, Inc. or Standard
  and Poor's. The unrated municipal obligations are considered by the Trust's investment adviser, Carnegie Capital Management Company, to have characteristics and quality comparable to the rated municipal obligations purchased by the Fund, and are in accordance with policies established by the Board of Trustees.

See Notes to Financial Statements.

                        CARNEGIE TAX EXEMPT INCOME TRUST
                          OHIO GENERAL MUNICIPAL FUND

                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED JANUARY 31, 1998
                                  (UNAUDITED)

INTEREST INCOME.............................................  $290,365
                                                              --------
EXPENSES -- NOTE B
Management fees.............................................    24,293
Trustee fees................................................     4,000
Shareholder reporting.......................................     3,832
Professional fees...........................................     2,862
Transfer agent fees.........................................     2,571
Custodian fees..............................................     1,192
Insurance expense...........................................       732
Miscellaneous expenses......................................     8,536
                                                              --------
    Total expenses..........................................    48,018
                                                              --------
NET INVESTMENT INCOME.......................................   242,347
                                                              --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS -- NET
Realized gain on investments................................    36,493
Change in unrealized appreciation of investments............    10,662
                                                              --------
Net gain on investments.....................................    47,155
                                                              --------
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $289,502
                                                              ========

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED
                                                                JANUARY 31,        YEAR ENDED
                                                                    1998          JULY 31, 1997
                                                              ----------------    -------------
INCREASE (DECREASE)
  IN NET ASSETS
OPERATIONS
Net investment income.......................................    $   242,347        $   544,512
Realized gain on investments -- net.........................         36,493             66,008
Change in unrealized appreciation of investments -- net.....         10,662            202,087
                                                                -----------        -----------
Net increase in net assets from operations..................        289,502            812,607
                                                                -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME --
  NOTE A....................................................       (242,347)          (544,512)
CAPITAL SHARE TRANSACTIONS -- NOTE C
Shares sold.................................................        528,297            631,315
Shares issued on reinvestment of distributions..............        163,858            369,749
                                                                -----------        -----------
                                                                    692,155          1,001,064
Shares redeemed.............................................     (1,604,166)        (2,641,942)
                                                                -----------        -----------
Net decrease from capital shares transactions...............       (912,011)        (1,640,878)
                                                                -----------        -----------
         Total decrease in net assets.......................       (864,856)        (1,372,783)
NET ASSETS
Beginning of period.........................................     10,283,205         11,655,988
                                                                -----------        -----------
End of period...............................................    $ 9,418,349        $10,283,205
                                                                ===========        ===========

See Notes to Financial Statements.

                      CARNEGIE FUNDS GROUP (THE "TRUSTS")
                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- ACCOUNTING POLICIES

   Liquid Capital Income Trust (LCI), Carnegie Government Securities Trust
(CGST) and Carnegie Tax Free Income Trust (CTF) (the "Money Funds") are money market funds. The Trusts are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended.

   Carnegie Tax-Exempt Income Trust is a business trust organized under the laws of the State of Ohio pursuant to a Declaration of Trust dated September 19, 1985 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust offers shares of beneficial interest in the Ohio General Municipal Fund ("Ohio General"). Ohio General is managed in accordance with the investment objectives and policies of the Fund.

   The following is a summary of significant accounting policies followed by the Trusts. The policies are in conformity with generally accepted accounting principles.

   Security valuations -- Investment securities for LCI, CGST and CTF are valued using the amortized cost method whereby a security is valued at cost adjusted for the amortization of any premiums or discounts over the period until maturity. The cost of portfolio securities is substantially the same for financial reporting and federal income tax purposes.

   The value of municipal obligations held by Ohio General are furnished by pricing services approved by the Trust's Board of Trustees using methods based on market transactions for comparable securities and other factors which are generally recognized by institutional traders. Short-term portfolio securities are valued using the amortized cost method whereby a security is valued at cost adjusted for the amortization of any premiums or discounts over the period until maturity.

   Security transactions and related investment income -- Security transactions are accounted for on the trade date (date order to buy or sell is executed). Interest income is determined on the basis of accrued interest and discount earned (including original issue and market discount) and premium amortized. Realized gains and losses, if any, on sales of securities are calculated on the identified cost basis.

   Repurchase Agreements -- For LCI and CGST, all repurchase agreements are collateralized by United States Government Securities and such collateral is in the possession of the Trusts' custodian. Each Trust evaluates collateral daily. The market value of collateral is noted in the Statement of Net Assets. Unless otherwise noted, the purchase date for all repurchase agreements was January 30, 1998.

   Federal income taxes -- The Trusts have elected to fulfill the applicable requirements of the Internal Revenue Code relating to regulated investment companies by distributing all income to shareholders and, accordingly, no provision for federal income taxes is required.

   Distributions paid by Ohio General from net investment income on tax-exempt municipal obligations are not includable by shareholders as gross income for federal income tax purposes because Ohio General has fulfilled certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable Ohio General to pay exempt-interest distributions. For the year ended July 31, 1997, Ohio General had capital loss carryovers for federal income tax purposes of $321,822. If unused, such amount will expire on July 31, 1999.

   Securities purchased on a when-issued basis -- Delivery and payment for securities which have been purchased on a when-issued or delayed delivery basis can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period. The Trusts instruct the custodian to segregate assets in a separate account with a market value equal to the amount of its purchase commitment. At January 31, 1998, there were no when-issued securities.

   Capital share transactions and distributions to shareholders -- The Money Funds' shares are sold in continuous public offerings and are redeemed at their respective net asset values. LCI and CGST declare and pay dividends each business day to distribute their net investment income and realized net short-term capital gains, if any. CTF declares a dividend each business day and pays the dividend monthly. For LCI and CGST, all such dividends are automatically reinvested in additional shares of the applicable Trust at their respective net asset values. For CTF, the shareholders may elect a cash distribution of dividends or elect automatic reinvestment in additional shares of the Trust at its net asset value.

   Ohio General shares are sold in a continuous public offering and are redeemed at the net asset value. The Fund declares distributions each business day and pays the distributions monthly. Shareholders may elect to reinvest such distributions at the net asset value on the payment date or receive the distributions in cash.

NOTE B -- MANAGEMENT FEE AND DISTRIBUTION FEE
    Pursuant to the investment advisory contract (the "Advisory Contract") in effect between the Trusts and Carnegie Capital Management Company ("CCMC"), CCMC is responsible for the management of the investments for the Trusts, and the overall management of the business affairs, subject to the general supervision and control of the Board of Trustees.
    CCMC performs and bears the cost of research, statistical analysis and continuous supervision of the investment portfolios of the Trusts and furnishes office facilities and certain clerical and administrative services. In addition, CCMC, together with Carnegie Fund Distributors, Inc. ("CFD"), the Fund's principal underwriter and a wholly-owned subsidiary of CCMC, bears promotional expenses, including costs of printing and distributing prospectuses utilized for promotional purposes, other than those waived under the Distribution Expense Plan described below.

   LCI compensates CCMC with a management fee at an annual rate of .50% of LCI's average daily net assets up to $700 million, .45% of the next $500 million, .40% of the next $800 million and .35% of the average daily net assets exceeding $2.0 billion. For the six months ended January 31, 1998, LCI had $76,420 payable to CCMC for management fees, and for the six months then ended CCMC earned management fees of $660,742.

   CGST compensates CCMC with a management fee at an annual rate of .50% of CGST's average daily net assets up to $100 million, .40% of the next $200 million and .35% of average daily net assets in excess of $300 million. For the six months ended January 31, 1998, CGST had $6,571 payable to CCMC for management fees, and for the six months then ended CCMC earned management fees of $35,598.

   CTF compensates CCMC with a management fee at an annual rate of .50% of CTF's average daily net assets. For the six months ended January 31, 1998, CTF had $9,048 payable to CCMC for management fees, and for the six months then ended CCMC earned management fees of $52,415.

   Ohio General compensates CCMC with a management fee at an annual rate of .50% of Ohio General's average daily net assets. For the six months ended January 31, 1998, Ohio General had $3,865 payable to CCMC for management fees, and for the six months then ended CCMC earned management fees of $24,293.

   In addition, in the event that the aggregate operating expenses of the Money Funds and Ohio General (excluding certain expenses and, where permitted by applicable state securities regulations, expenses incurred as part of the Distribution Expense Plan described below) exceed any expense limitations imposed by applicable state securities regulations, CCMC will reimburse 100% of such excess expenses. There were no excess expenses for the six months ended January 31, 1998.
    The Trustees have adopted a Distribution Expense Plan pursuant to Rule 12b-1 under the 1940 Act with respect to Ohio General. Pursuant to the Distribution Expense Plan, Ohio General will pay to CFD quarterly a Distribution Fee at the annual rate of .30 of 1% of the average daily net assets. If actual Distribution Expenses incurred for the year are less than the yearly Distribution Fee, as calculated above, the Ohio General will pay an amount equal to such Distribution Expenses. CFD is required to use .20 of 1% of such fee to make continuing payments to authorized securities dealers for their continuing distribution and promotional assistance in connection with the sale of the shares of Ohio General. The remaining portion of the Distribution Fee must be utilized by CFD for expenses incurred which are primarily intended to result in the sale of shares including, but not limited to, paying for the preparation, printing and distribution of sales literature and other promotional materials to existing and prospective investors and by directly or indirectly purchasing radio, television, newspaper and other media advertising and conducting sales seminars, sales contests, and other incentives. Distribution fees in the amount of $29,073 for the six months ended January 31, 1998 were waived for the Ohio General Municipal Fund.

   For the six months ended January 31, 1998, CFD received sales charges paid by the purchasers of Ohio General's shares of $665. Such sales charges are not expenses of Ohio General and hence are not reflected in the accompanying Statements of Operations. CCMC, CFD and the Trusts have certain officers in common.

   LCI compensates independent trustees with a quarterly fee of $1,500. CGST, CTF and Ohio General compensate trustees with a quarterly fee of $500.

NOTE C -- CAPITAL SHARES

    Transactions in capital shares were as follows:

                                                              SIX MONTHS ENDED     YEAR ENDED
                                                              JANUARY 31, 1998   JULY 31, 1997
                                                              ----------------   --------------
LCI
 Shares sold................................................      488,363,261       386,866,751
 Shares issued on reinvestment of distributions.............        6,249,721         8,808,056
                                                               --------------    --------------
                                                                  494,612,982       395,674,807
 Shares redeemed............................................     (504,056,161)     (415,997,674)
                                                               --------------    --------------
 Net decrease in capital shares.............................       (9,443,179)      (20,322,867)
                                                               ==============    ==============
CGST
 Shares sold................................................        9,344,332        15,408,580
 Shares issued on reinvestment of distributions.............          326,312           523,418
                                                               --------------    --------------
                                                                    9,670,644        15,931,998
 Shares redeemed............................................       (6,273,446)      (16,229,335)
                                                               --------------    --------------
 Net increase/(decrease) in capital shares..................        3,397,198          (297,337)
                                                               ==============    ==============
CTF
 Shares sold................................................       25,112,487        35,113,852
 Shares issued on reinvestment of distributions.............          296,841           612,577
                                                               --------------    --------------
                                                                   25,409,328        35,726,429
 Shares redeemed............................................      (23,818,033)      (40,803,764)
                                                               --------------    --------------
 Net increase/(decrease) in capital shares..................        1,591,295        (5,077,335)
                                                               ==============    ==============
Ohio General
 Shares sold................................................           55,062            66,452
 Shares issued on reinvestment of distributions from net
   investment income........................................           17,007            39,040
                                                               --------------    --------------
Net decrease in capital shares..............................           72,069           105,492
Shares redeemed.............................................         (166,973)         (278,926)
                                                               --------------    --------------
Net decrease in capital shares..............................          (94,904)         (173,434)
                                                               ==============    ==============

NOTE D -- PURCHASES AND SALES OF INVESTMENT SECURITIES -- OHIO GENERAL MUNICIPAL FUND

    The value of securities sold during the six months period ended January 31, 1998 amounted to $1,024,050. Excluding short-term securities, there were no purchases of investment securities during the same period.

    For Federal income tax purposes, the identified cost of securities owned on January 31, 1998 was $8,639,155. Aggregate unrealized appreciation on the cost basis of investments was $569,775 and aggregate unrealized depreciation was zero. Net realized appreciation at January 31, 1998 was $569,775.

NOTE E -- NET ASSETS

    Net Assets, as of January 31, 1998, are comprised of the following:

                                                                  LCI            CGST            CTF
                                                              ------------    -----------    -----------
Capital shares, at par......................................  $ 17,574,256    $ 1,583,761    $ 2,178,006
Capital shares in excess of par.............................   158,168,303     14,253,846     19,602,052
                                                              ------------    -----------    -----------
       Net Assets...........................................  $175,742,559    $15,837,607    $21,780,058
                                                              ============    ===========    ===========

                                CARNEGIE CAPITAL
                               MANAGEMENT COMPANY
                            THE CARNEGIE FUNDS GROUP
                   1228 Euclid Avenue, Cleveland, Ohio 44115
                             Phone: (216) 781-4440
                         call toll free (800) 321-2322

  CARNEGIE
   FUNDS GROUP

--------------------------------------------------------------------------------

                                    CARNEGIE

                          Liquid Capital Income Trust
                is a money market fund with dividends compounded
               daily. Withdraw cash at any time without penalty.

                                    CARNEGIE

                          Government Securities Trust
             is a money market fund investing in securities issued
               or guaranteed by the U.S. Government, its agencies
                or instrumentalities and repurchase agreements.

                                    CARNEGIE

                             Tax Free Income Trust
              provides income free from federal income taxation--
                      while offering all the advantages of
                              a money market fund.

                                    CARNEGIE

                            Tax Exempt Income Trust
                          Ohio General Municipal Fund
                    provides a high level of current income
                        exempt from federal income tax.

      This report was prepared for shareholders of the Trust. It is not authorized for distribution to others unless it is accompanied or preceded by a current combined prospectus. For more complete information on Carnegie funds, including sales charges and expenses, see the appropriate sections of the combined prospectus, which may be obtained from Carnegie or your broker. Read the prospectus carefully before you invest or send money.

                                     (LOGO)

                      CARNEGIE CAPITAL MANAGEMENT COMPANY

         -- Liquid Capital Income Trust

         -- Carnegie Government
             Securities Trust

         -- Carnegie Tax Free Income
             Trust

         -- Carnegie Tax Exempt Income
             Trust -- Ohio General Municipal Fund
------------------------------------------------------------------

    Semi-Annual Report

    January 31, 1998

------------------------------------------------------------------
                     CARNEGIE CAPITAL MANAGEMENT COMPANY
                     1100 The Halle Building
                     1228 Euclid Avenue
                     Cleveland, Ohio 44115-1831
    (LOGO)